Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information
4.
Segment Information

The Company has one reportable segment, private aviation services, managed on a consolidated basis by the Chief Executive Officer, who is the Company's CODM. The private aviation services segment provides charters, aircraft partnerships, jet club memberships, fractional ownership shares, MRO, and aircraft management services. The Company derives revenue primarily in North America and manages the business activities on a consolidated basis.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance and decides how to allocate resources based on net loss that is also reported on the income statement as consolidated net loss. The measure of segment assets is reported on the balance sheet as consolidated total assets.

The CODM allocates resources and evaluates performance based on net loss, which is the Company’s measure of segment profit or loss. The CODM considers budget to actual and year-over-year variances for net loss when making decisions about how to utilize the Company’s resources. The components of segment profit or loss were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Total Revenue	$92,132	$76,923	$271,589	$235,908
Less:
Cost of revenue	79,533	68,238	233,967	215,227
Selling, general and administrative	19,516	20,001	60,804	66,674
Depreciation and amortization	6,505	6,110	18,526	19,283
(Gain) loss on aircraft sales and aircraft held for sale	(2,123)	3,480	(3,313)	4,897
Other (1)	9,779	3,230	21,803	14,807
Net Loss	$(21,078)	$(24,136)	$(60,198)	$(84,980)

(1)
Includes all items within other income (expense) on the condensed consolidated statements of operations and comprehensive loss (unaudited).

25.
Segment Information

The Company has one reportable segment, private aviation services, managed on a consolidated basis by the Chief Executive Officer (CEO) who is the chief operating decision maker (“CODM”). The private aviation services segment provides charters, aircraft partnerships, jet club memberships, fractional ownership shares, MRO and aircraft management services. The Company derives revenue primarily in North America and manages the business activities on a consolidated basis.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The chief operating decision maker assesses performance and decides how to allocate resources based on net loss that is also reported on the income statement as consolidated net loss. The measure of segment assets is reported on the balance sheet as consolidated total assets.

The CODM allocates resources and evaluates performance based on net loss, which is the Company’s measure of segment profit or loss. The CODM considers budget to actual and year-over-year variances for net loss when making decisions about how to utilize the company’s resources.

The components of segment profit or loss were as follows:

	Year Ended December 31,
	2024	2023
Total Revenue	$327,274	$315,362
Less:
Cost of revenue	290,212	264,176
Selling, general and administrative	91,337	75,430
Depreciation and amortization	25,709	26,982
Loss (gain) on aircraft held for sale	2,795	(13,905)
Other[a]	18,675	17,417
Net Loss	$(101,454)	$(54,738)

a: Includes all items within other income (expense) on the consolidated statements of operations and comprehensive loss.